Recapitalization - Schedule of Business Combination (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Business Combination [Line Items]
Total	$ 14,483
Business Combinations [Member]
Schedule of Business Combination [Line Items]
Inducement share costs	7,254
Advisory and brokers	3,930
Accounting	1,529
Legal	1,230
HCW warrant costs	330
Printers and operating fees	$ 210